Income Taxes - Income before income taxes (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Components of income before income taxes
Domestic			$ 61,691	$ 56,426
International			66,418	56,436
Income before income taxes	$ 98,181	$ 78,604	$ 128,109	$ 112,862